Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Stock-Based Compensation [Line Items]
Options granted	479,505
Fair value	$ 2.36
Options exercised	$ 1,939	$ 8,905
Related Parties [Member]
Stock-Based Compensation [Line Items]
Options granted	479,505
Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation [Line Items]
Unrecognized compensation costs	$ 1,357
Recognized over a weighted-average period	1 year 2 months 1 day
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Recognized over a weighted-average period	2 years 6 months
Options granted	9,975,000
Nonvested award, excluding option, cost not yet recognized, amount	$ 24,838
Share-based compensation arrangement	6,235,178
Restricted Stock Units (RSUs) [Member] | Related Parties [Member]
Stock-Based Compensation [Line Items]
Share-based compensation arrangement	871,061
Valens Semiconductor Ltd Two Thousand Twenty One Share Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Ordinary shares, reserved for issuance	35,874,244		30,666,212
Merger And Acquisition Transaction [Member] | Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation [Line Items]
Number of outstanding options unvested	496,179
Unrecognized compensation costs	$ 615
Recognized over a weighted-average period	1 year 7 months 2 days